VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
VESSELS, PORT TERMINAL AND OTHER FIXED ASSETS [Abstract]
Payments Tank Barges Under Construction	$ 3,257
Construction Cost For Conveyor Belt	10,138
Total Acquisition Price For Three Pushboats	$ 20,150